Discontinued Operation - Schedule of Discontinued Operations from Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Discontinued Operations from Statement of Operations [Abstract]
Net revenue	¥ 37,034		¥ 70,417	¥ 82,931
Cost of revenue	(38,145)		(70,035)	(78,320)
Impairment loss on goodwill				(26,020)
Sales and marketing expenses			(228)	(766)
General and administrative expenses	1,899		(15,927)	(5,043)
(Loss)/Income from operations of discontinued operations	788		(15,773)	(27,218)
Interest expense, net	(876)		(556)	(234)
Subsidy income			107
Gain/(Loss) on disposal of subsidiaries	(4,408)			58
Other income/(expense), net			(162)	110
Loss before income taxes and loss from equity method investments	(4,496)		(16,384)	(27,284)
Provision for income taxes			1,333	(162)
Loss from discontinued operation, net of tax	¥ (4,496)	$ (616)	¥ (15,051)	¥ (27,446)